Segment Information, Net Sales - Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information [Abstract]
Net sales	$ 105,285	$ 104,174	$ 104,963	$ 90,689	$ 80,222	$ 96,800	$ 93,339	$ 91,628	$ 405,111	$ 361,989	$ 332,683
Reportable Geographical Component [Member] | Domestic [Member]
Segment Information [Abstract]
Net sales									391,705	347,616	317,046
Reportable Geographical Component [Member] | Foreign [Member]
Segment Information [Abstract]
Net sales									$ 13,406	$ 14,373	$ 15,637